Prepaid Expenses and Other Assets - Summary of Prepaid Expenses and Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Prepaid expenses and other assets [abstract]
Prepaid expenses	$ 27,285	$ 13,816
Amounts prepaid to related parties	2,928	35,736
Prepaid expenses and other assets	$ 30,213	$ 49,552